LONG-TERM DEBT - Bank Credit and Letter of Credit Facilities (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 29,905,000,000	$ 17,137,000,000
Short-term borrowings	2,985,000,000	2,200,000,000
Debt derivatives
Disclosure of detailed information about borrowings [line items]
Notional amount	1,019,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 4,000,000,000	4,000,000,000	$ 3,200,000,000
Revolving Credit Facility | Bank Prime Rate or Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)	0.00%
Revolving Credit Facility | Bank Prime Rate or Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)	1.25%
Revolving Credit Facility | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)	0.85%
Revolving Credit Facility | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)	2.25%
Revolving Credit Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 3,000,000,000	2,500,000,000
Revolving Credit Facility, Tranche Two
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000,000,000	$ 700,000,000